Average Annual Total Returns - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2024
Fidelity Advisor Europe Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.75%
Past 5 years	5.64%
Since Inception	2.31%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.52%
Past 5 years	4.38%
Since Inception	1.31%	[1]
Fidelity Advisor Europe Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.31%
Past 5 years	4.31%
Since Inception	1.71%	[1]
Fidelity Advisor Europe Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.42%
Past 5 years	6.05%
Since Inception	2.26%	[2]
Fidelity Advisor Europe Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.04%
Past 5 years	5.82%
Since Inception	2.25%	[3]
Fidelity Advisor Europe Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.69%
Past 5 years	7.25%
Since Inception	3.28%	[4]
Fidelity Advisor Europe Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.78%
Past 5 years	7.36%
Since Inception	3.87%	[5]
MS002
Average Annual Return:
Past 1 year	20.21%
Past 5 years	9.37%
Since Inception	4.39%

[1]	A From March 18, 2014 .
[2]	C From March 18, 2014 .
[3]	B From March 18, 2014 .
[4]	D From March 18, 2014 .
[5]	E From October 2, 2018 .